Derivative Financial Instruments - Offsetting Liabilities and Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014		Sep. 30, 2013
Offsetting Assets [Line Items]
Derivative financial liabilities, gross amount	$ (13,073)		$ (1,151)
Derivative financial liabilities, amount offset	0		0
Derivative financial liabilities, net amount presented in consolidated balance sheets	(13,073)		(1,151)
Held/pledged financial instruments	13,073	[1]	0
Derivative financial liabilities, net amount	0		(1,151)
Derivatives subject to master netting arrangement or similar arrangement
Offsetting Assets [Line Items]
Derivative financial liabilities, gross amount	(19,286)		(13,555)
Derivative financial liabilities, amount offset	6,213		12,404
Derivative financial liabilities, net amount presented in consolidated balance sheets	(13,073)		(1,151)
Held/pledged financial instruments	13,073	[1]	0
Derivative financial liabilities, net amount	0		(1,151)
Derivatives subject to master netting arrangement or similar arrangement
Offsetting Assets [Line Items]
Derivative financial assets, gross amount	6,213		12,404
Derivative financial assets, amount offset	(6,213)		12,404
Derivative financial assets, net amount presented in consolidated balance sheets	0		0
Held/pledged financial instruments	0	[1]	0
Derivative financial assets, net amount	$ 0		$ 0

[1]	The actual amount of collateral exceeds the fair value exposure, at the individual counterparty level, as of the date presented.